Provision for Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Provision for Income Taxes, Current, Federal					$ 0	$ 0
Provision for Income Taxes, Current, State					5	2
Provision for Income Taxes, Current, Foriegn					12	8
Provision for Income Taxes, Current, Total					17	10
Provision for Income Taxes, Deferred, Federal					(2,015)	(2,258)
Provision for Income Taxes, Deferred, State					(148)	(196)
Provision for Income Taxes, Deferred, Foreign					0	0
Provision for Income Taxes, Deferred, Total					(2,163)	(2,454)
Provision for Income Taxes, Change in valuation allowance, Federal					2,015	2,258
Provision for Income Taxes, Change in valuation allowance, State					148	196
Provision for Income Taxes, Change in valuation allowance, Foreign					0	0
Provision for Income Taxes, Change in valuation allowance, Total					2,163	2,454
Provision for Income Taxes, Total, Federal					0	0
Provision for Income Taxes, Total, State					5	2
Provision for Income Taxes, Total, Foreign					12	8
Provision for Income Taxes, Total	$ 12	$ 5	$ 27	$ 13	$ 17	$ 10